CONSOLIDATED BALANCE SHEETS (Parenthetical 1) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Trade receivables, allowance for credit loss	$ 12,214	$ 9,756	$ 9,036